Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Computer and Network Equipment and Construction in Progress
Purchase Commitments

As of December 31, 2015, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2016	342,825	52,923
2017	78,229	12,076
2018	6,129	946

	427,183	65,945

Bandwidth and Cabinet Capacity
Purchase Commitments

As of December 31, 2015, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2016	1,627,851	251,297
2017	315,121	48,646
2018	248,759	38,402
2019	237,265	36,627
2020 and thereafter	566,147	87,398

	2,995,143	462,370